U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
             Read instructions at end of Form before preparing Form.
                              Please print or type.

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 1. Name and address of issuer:
    Variable Annuity Account B of
    Aetna Life Insurance and Annuity Company
    151 Farmington Avenue, Hartford, CT 06156
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 2. The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):                [ ]

    Interests in Variable Annuity Account B are sold under the contracts as described in the following registration statements: 333-09515, 33-34370, 33-75996, 33-75998, 33-76002, 33-79122, 33-88722
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 3. Investment Company Act File Number:
    811-2512
    Securities Act File Number:
    333-09515, 33-34370, 33-75996, 33-75998, 33-76002, 33-79122, 33-88722
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 4(a). Last day of fiscal year for which this notice is filed: December 31, 1997
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 4(b). Check box if this notice is being filed late (i.e., more than
       90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)
       [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). Check box if this is the last time the issuer will be filing this form.
       [ ]
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 5. Calculation of registration fee:
    (i)    Aggregate sales price of securities sold              $716,416,272.00
           during the fiscal year pursuant to section
           24(f):

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year.   $99,079,608.00

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior
           fiscal year ending no earlier than
           October 11, 1995 that were not
           previously used to reduce
           registration fees payable to
           the Commission:                          $        0.00

    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                         -$99,079,608.00

    (v)    Net sales - if Item 5(i) is greater than
           Item 5 (iv) [subtract Item 5(iv) from Item
           5(i)].                                                $617,336,664.00

    (vi)   Redemption credits available for use
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           in future years                          $ (__________)
           - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:

    (vii)  Multiplier for determining
           registration fee (See Instruction C.9):               x       .000295

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):         =$   182,114.32
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 6. Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________
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 7. Interest due - if this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see Instruction D);            +$__________
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8. Total of the amount of the registration fee due plus any interest due (line
   5(viii) plus line 7))                                       -$    182,114.32
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository: March 9, 1998
   Method of Delivery: [X] Wire Transfer
                       [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and title) /s/ Deborah Koltenuk
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                         Deborah Koltenuk, Vice President and Treasurer,
                         -----------------------------------------------
                         Corporate Controller
                         --------------------

(Please print the name and title of the signing officer below the signature)

Date 3/9/98
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